NET INCOME PER SHARE - Computation of earnings per share (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 HKD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 HKD ($) $ / shares shares	Dec. 31, 2018 HKD ($) $ / shares shares
Numerator:
Net income attributable to ordinary shareholder of the Company	$ 1,325,523	$ 170,960	$ 143,159	$ 36,938
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,036,865,727	1,036,865,727	832,790,329	403,750,000
Net income per share attributable to ordinary shareholders of the Company - basic | (per share)	$ 1.28	$ 0.16	$ 0.17	$ 0.09
Numerator:
Net income attributable to ordinary Shareholder of the Company	$ 1,325,523	$ 170,960	$ 143,159	$ 36,938
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,036,865,727	1,036,865,727	832,790,329	403,750,000
Weighted average number of ordinary shares outstanding - diluted	1,050,143,014	1,050,143,014	917,897,426	511,536,122
Net income per share attributable to ordinary shareholders of the Company - diluted | (per share)	$ 1.26	$ 0.16	$ 0.16	$ 0.07
Share Options
Denominator:
Dilutive effect	13,277,287	13,277,287	85,107,097	107,786,122